Document and Entity Information	May 25, 2021
Cover [Abstract]
Entity Registrant Name	John Bean Technologies CORP
Amendment Flag	false
Entity Central Index Key	0001433660
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34036
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison
Entity Address, Address Line Two	Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	861-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	JBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false